Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates and Joint Ventures (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments		$ 753	$ 729
Acquisition cost		388	330
Equity method recognition		$ 365	399
Camcem [member]
Disclosure of associates [line items]
Name of associate		Camcem, S.A. de C.V.
Activity		Cement
Country		Mexico
Investment, percentage		40.10%
Investments		$ 393	364
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate		Concrete Supply Co. LLC
Activity		Concrete
Country		United States
Investment, percentage		40.00%
Investments		$ 111	103
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate		Lehigh White Cement Company
Activity		Cement
Country		United States
Investment, percentage		36.80%
Investments		$ 85	83
Couch Aggregates, LLC [member]
Disclosure of associates [line items]
Name of associate		Couch Aggregates, LLC
Activity	[1]	Aggregates
Country	[1]	United States
Investment, percentage	[1]	49.00%
Investments	[1]	$ 55	0
Neoris NV [member]
Disclosure of associates [line items]
Name of associate		Neoris N.V.
Activity	[2]	Technology
Country	[2]	The Netherlands
Investment, percentage	[2]	34.80%
Investments	[2]	$ 0	69
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture		Société d’Exploitation de Carrières
Activity		Aggregates
Country		France
Investment, percentage		50.00%
Investments		$ 23	24
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture		Société Méridionale de Carrières
Activity		Aggregates
Country		France
Investment, percentage		33.30%
Investments		$ 12	13
Other companies [member]
Disclosure of associates [line items]
Name of joint venture		Other companies
Activity		—
Country		—
Investment, percentage		0.00%
Investments		$ 74	$ 73

[1]	On July 12, 2024, Cemex acquired a non-controlling interest in a newly formed entity which specializes in aggregates production and marine distribution in the Mid-South region of the United States and operates seven aggregate pits and four marine terminals. This transaction is part of Cemex’s ongoing strategy to accelerate growth and expand its aggregates business in the country, increasing Cemex’s presence in this growing market.
[2]	On November 1, 2024, Cemex sold its 34.8% equity interest in Neoris (note 4.2)